Stock-based Compensation - Additional Information Regarding Common Stock Options (Details) - Stock options issued and outstanding	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number Outstanding (in shares) | shares	58,628,039
Weighted–Avg. Remaining Life	8 years 7 months 13 days
Weighted–Avg. Exercise Price (in dollars per share)	$ 0.25
Number Vested and Exercisable (in shares) | shares	27,189,177
Weighted Avg. Exercise Price (in dollars per share)	$ 0.20
0.02 - 0.20
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum (in dollars per share)	0.02
Range of Exercise Prices, Maximum (in dollars per share)	$ 0.20
Number Outstanding (in shares) | shares	4,768,290
Weighted–Avg. Remaining Life	6 years 15 days
Weighted–Avg. Exercise Price (in dollars per share)	$ 0.11
Number Vested and Exercisable (in shares) | shares	4,768,290
Weighted Avg. Exercise Price (in dollars per share)	$ 0.11
0.21 - 0.50
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum (in dollars per share)	0.21
Range of Exercise Prices, Maximum (in dollars per share)	$ 0.50
Number Outstanding (in shares) | shares	46,316,491
Weighted–Avg. Remaining Life	8 years 8 months 9 days
Weighted–Avg. Exercise Price (in dollars per share)	$ 0.22
Number Vested and Exercisable (in shares) | shares	22,398,767
Weighted Avg. Exercise Price (in dollars per share)	$ 0.22
0.51 - 1.13
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum (in dollars per share)	0.51
Range of Exercise Prices, Maximum (in dollars per share)	$ 1.13
Number Outstanding (in shares) | shares	7,543,258
Weighted–Avg. Remaining Life	9 years 10 months 2 days
Weighted–Avg. Exercise Price (in dollars per share)	$ 0.53
Number Vested and Exercisable (in shares) | shares	22,120
Weighted Avg. Exercise Price (in dollars per share)	$ 1.13